Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
January 31, 2023
ILF-NPRT1-0423
1.873105.114
Common Stocks - 95.6%
	Shares	Value ($)
Belgium - 0.4%
Titan Cement International Trading SA (a)	5,898,500	92,597,284
Bermuda - 1.2%
China Gas Holdings Ltd.	41,417,000	64,478,787
Credicorp Ltd. (United States)	827,722	111,163,065
Huanxi Media Group Ltd. (b)	132,361,425	20,441,162
Kerry Properties Ltd.	5,790,000	14,680,007
Kunlun Energy Co. Ltd.	71,052,000	56,035,519
Pacific Basin Shipping Ltd.	16,628,000	5,867,845
Shangri-La Asia Ltd. (b)	17,378,000	15,172,888
TOTAL BERMUDA		287,839,273
Brazil - 4.4%
Arezzo Industria e Comercio SA	2,023,882	34,925,450
Atacadao SA	27,290,200	88,435,236
Dexco SA	29,895,811	44,405,259
ENGIE Brasil Energia SA	6,602,500	51,180,658
Equatorial Energia SA	12,402,800	68,460,583
Localiza Rent a Car SA	8,918,100	104,020,783
Localiza Rent a Car SA	40,056	333,386
LOG Commercial Properties e Participacoes SA	4,114,911	14,753,143
Lojas Renner SA	22,348,950	95,228,373
Multiplan Empreendimentos Imobiliarios SA	1,937,700	9,081,001
Raia Drogasil SA	18,356,100	89,786,254
Rede D'Oregon Sao Luiz SA (c)	6,749,900	42,417,077
Rumo SA	24,567,700	88,953,436
Suzano Papel e Celulose SA	6,230,200	56,898,149
Transmissora Alianca de Energia Eletrica SA unit	6,349,800	46,357,305
Vale SA sponsored ADR (d)	12,819,970	239,477,040
TOTAL BRAZIL		1,074,713,133
Canada - 0.9%
Barrick Gold Corp.	11,386,800	222,611,940
Cayman Islands - 23.9%
Akeso, Inc. (b)(c)(d)	5,034,545	30,625,993
Alibaba Group Holding Ltd. (b)	60,079,867	826,018,206
Alibaba Group Holding Ltd. sponsored ADR (b)	767,406	84,568,141
Angelalign Technology, Inc. (c)(d)	886,600	12,174,489
Antengene Corp. (b)(c)	15,360,525	10,126,072
BeiGene Ltd. ADR (b)	128,800	32,972,800
Bilibili, Inc. ADR (b)(d)	5,375,752	134,393,800
BizLink Holding, Inc.	5,026,000	44,052,857
Chailease Holding Co. Ltd.	27,598,341	207,805,011
China Resources Land Ltd.	9,635,720	46,179,737
CK Asset Holdings Ltd.	787,000	5,031,693
Daqo New Energy Corp. ADR (b)	98,472	4,481,461
ENN Energy Holdings Ltd.	6,008,800	90,532,950
ESR Group Ltd. (c)	4,442,800	8,894,873
Greentown China Holdings Ltd.	5,100,000	7,519,302
Haitian International Holdings Ltd.	18,109,306	55,576,637
Hansoh Pharmaceutical Group Co. Ltd. (c)	20,567,724	42,096,201
Innovent Biologics, Inc. (b)(c)	8,269,362	45,038,694
Jacobio Pharmaceuticals Group Co. Ltd. (b)(c)	14,125,823	11,562,966
JD Health International, Inc. (b)(c)	2,426,058	20,146,807
JD.com, Inc.:
Class A	6,702,214	199,011,358
sponsored ADR	1,365,978	81,316,670
Jiumaojiu International Holdings Ltd. (c)	9,003,042	23,067,433
KE Holdings, Inc. (b)	11,300	69,030
KE Holdings, Inc. ADR (b)	2,162,200	39,654,748
Kingdee International Software Group Co. Ltd. (b)	7,060,428	15,409,464
Kuaishou Technology Class B (b)(c)	3,908,620	34,391,226
KWG Group Holdings Ltd.	12,434,000	3,303,272
Li Auto, Inc. Class A (b)	967,700	11,841,004
Li Ning Co. Ltd.	17,548,933	173,482,859
Longfor Properties Co. Ltd. (c)	5,197,935	17,174,559
Medlive Technology Co. Ltd. (c)	10,435,280	14,415,116
Meituan Class B (b)(c)	22,154,207	495,276,765
NetEase, Inc. ADR	1,439,502	127,554,272
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	564,279	24,060,857
PagSeguro Digital Ltd. (b)(d)	13,698,749	138,220,377
Parade Technologies Ltd.	721,534	22,293,184
Pinduoduo, Inc. ADR (b)	3,081,357	301,911,359
Sea Ltd. ADR (b)	4,670,006	300,981,887
Seazen Group Ltd. (b)	8,076,000	3,146,667
Shenzhou International Group Holdings Ltd.	6,671,765	84,021,663
Silergy Corp.	3,569,196	72,568,363
StoneCo Ltd. Class A (b)	7,343,130	81,949,331
Sunny Optical Technology Group Co. Ltd.	5,547,857	74,880,195
Tencent Holdings Ltd.	23,713,038	1,155,510,720
Tencent Music Entertainment Group ADR (b)(d)	1,990,671	16,701,730
Tongdao Liepin Group (b)	7,488,709	10,269,360
Trip.com Group Ltd. ADR (b)	5,746,428	211,238,693
Uni-President China Holdings Ltd.	45,828,000	44,088,489
Wuxi Biologics (Cayman), Inc. (b)(c)	17,685,087	147,677,694
Xinyi Solar Holdings Ltd.	18,676,663	24,297,651
XP, Inc. Class A (b)(d)	9,336,865	166,382,934
Zai Lab Ltd. (a)(b)	12,124,602	50,714,866
TOTAL CAYMAN ISLANDS		5,886,682,486
Chile - 0.9%
Banco de Chile	1,149,066,040	125,564,426
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	904,962	88,269,993
TOTAL CHILE		213,834,419
China - 8.7%
Ant International Co. Ltd. Class C (b)(e)(f)	9,361,123	14,790,574
Beijing Enlight Media Co. Ltd. (A Shares)	17,659,976	21,507,033
BYD Co. Ltd. (H Shares)	4,595,504	145,528,361
C&S Paper Co. Ltd. (A Shares)	22,252,600	42,299,280
China Communications Services Corp. Ltd. (H Shares)	79,812,000	30,371,635
China Construction Bank Corp. (H Shares)	340,683,000	220,521,013
China Life Insurance Co. Ltd. (H Shares)	80,387,690	147,975,469
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	2,869,528	6,322,378
China Petroleum & Chemical Corp. (H Shares)	223,582,000	120,727,517
China Tower Corp. Ltd. (H Shares) (c)	139,860,935	15,891,136
China Vanke Co. Ltd. (H Shares)	12,036,100	24,330,987
Daqin Railway Co. Ltd. (A Shares)	85,670,400	85,084,948
Flat Glass Group Co. Ltd. (d)	5,282,230	16,537,743
Gemdale Corp. (A Shares)	10,638,000	15,585,728
Haier Smart Home Co. Ltd.	25,009,816	92,239,240
Haier Smart Home Co. Ltd. (A Shares)	7,159,903	27,371,978
Hangzhou First Applied Material Co. Ltd. (A Shares)	1,105,140	12,344,191
Hongfa Technology Co. Ltd. (A Shares)	5,542,540	30,834,134
LONGi Green Energy Technology Co. Ltd.	1,967,936	14,111,829
Pharmaron Beijing Co. Ltd. (H Shares) (c)	3,166,562	23,210,649
Ping An Insurance Group Co. of China Ltd. (H Shares)	50,357,000	391,158,162
Poly Developments & Holdings (A Shares)	3,174,034	7,398,654
Proya Cosmetics Co. Ltd. (A Shares)	4,919,730	120,436,616
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,974,139	97,635,091
Sinopec Engineering Group Co. Ltd. (H Shares)	52,800,687	26,615,101
Sinopharm Group Co. Ltd. (H Shares)	10,756,000	26,362,871
Sungrow Power Supply Co. Ltd. (A Shares)	685,653	13,279,644
TravelSky Technology Ltd. (H Shares)	24,054,000	49,997,541
Tsingtao Brewery Co. Ltd. (H Shares)	19,151,384	184,903,499
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	6,020,987	11,750,155
WuXi AppTec Co. Ltd. (H Shares) (c)	2,939,604	38,197,321
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	15,211,700	81,038,000
TOTAL CHINA		2,156,358,478
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (b)(f)	5,084,349	1,877,803
TCS Group Holding PLC GDR (b)(f)	4,004,379	5,023,694
TOTAL CYPRUS		6,901,497
Germany - 0.2%
Delivery Hero AG (b)(c)	936,398	56,214,241
Greece - 0.6%
Alpha Bank SA (b)	86,748,700	117,273,054
Piraeus Financial Holdings SA (b)	21,381,847	43,910,324
TOTAL GREECE		161,183,378
Hong Kong - 2.0%
AIA Group Ltd.	12,864,200	145,463,846
China Jinmao Holdings Group Ltd.	39,486,000	9,069,741
China Merchants Holdings International Co. Ltd.	28,846,494	40,437,711
China Overseas Land and Investment Ltd.	11,183,400	30,198,215
China Resources Beer Holdings Co. Ltd.	23,092,666	173,848,107
Guangdong Investment Ltd.	58,212,000	63,242,625
Sino-Ocean Group Holding Ltd.	51,219,000	7,709,045
Sinotruk Hong Kong Ltd.	11,848,661	20,485,766
TOTAL HONG KONG		490,455,056
Hungary - 0.2%
Richter Gedeon PLC	1,691,900	38,136,565
India - 13.5%
Apollo Hospitals Enterprise Ltd.	1,185,900	62,017,589
Bajaj Finance Ltd.	2,096,777	151,894,863
Bandhan Bank Ltd. (b)(c)	29,989,032	90,076,462
Bharat Electronics Ltd.	64,081,400	74,719,801
Bharti Airtel Ltd.	2,157,152	20,369,433
CE Info Systems Ltd. (b)	839,236	11,720,639
Divi's Laboratories Ltd.	754,000	30,701,827
Embassy Office Parks (REIT)	981,700	3,943,888
HDFC Bank Ltd. (b)	31,246,833	616,202,136
HDFC Standard Life Insurance Co. Ltd. (c)	17,941,191	127,413,814
Indraprastha Gas Ltd.	11,030,494	57,548,412
Indus Towers Ltd.	1,337,600	2,516,207
Infosys Ltd.	2,933,328	55,367,547
Infosys Ltd. sponsored ADR	15,756,366	296,219,681
ITC Ltd.	37,425,154	161,856,002
JK Cement Ltd. (a)	4,370,531	145,319,120
Larsen & Toubro Ltd.	5,603,044	146,170,689
Mahanagar Gas Ltd.	4,065,334	44,065,760
Manappuram General Finance & Leasing Ltd.	30,961,687	43,797,558
Maruti Suzuki India Ltd.	654,435	71,492,756
NTPC Ltd.	43,413,445	91,121,372
Oberoi Realty Ltd.	1,159,572	11,702,349
Oil & Natural Gas Corp. Ltd.	36,894,200	65,879,929
Petronet LNG Ltd.	11,703,780	31,221,170
Pine Labs Private Ltd. (b)(e)(f)	9,606	5,493,960
Power Grid Corp. of India Ltd.	37,256,254	99,078,744
Reliance Industries Ltd.	13,921,892	402,464,058
Shree Cement Ltd.	336,368	97,869,549
Sun Pharmaceutical Industries Ltd.	1,592,400	20,204,913
Tata Motors Ltd. (b)	4,380,969	24,449,967
Tata Steel Ltd.	96,635,900	142,622,142
Torrent Pharmaceuticals Ltd.	1,521,572	28,396,864
Vijaya Diagnostic Centre Pvt Ltd.	1,766,900	8,947,829
Zomato Ltd. (b)	126,000,509	77,373,277
TOTAL INDIA		3,320,240,307
Indonesia - 2.0%
PT Bank Central Asia Tbk	341,545,060	193,829,938
PT Bank Rakyat Indonesia (Persero) Tbk	689,899,139	211,569,947
PT Dayamitra Telekomunikasi Tbk	71,428,100	3,220,310
PT Sumber Alfaria Trijaya Tbk	242,733,400	45,884,461
PT United Tractors Tbk	16,889,500	27,728,454
TOTAL INDONESIA		482,233,110
Japan - 0.7%
Capcom Co. Ltd.	553,832	17,946,273
JTOWER, Inc. (b)	247,466	11,852,991
Money Forward, Inc. (b)	478,086	17,729,086
Renesas Electronics Corp. (b)	2,926,294	30,100,157
Sumco Corp.	1,323,796	19,614,382
Z Holdings Corp.	23,890,233	69,513,880
TOTAL JAPAN		166,756,769
Korea (South) - 11.3%
Coway Co. Ltd.	1,133,160	51,324,238
Hanon Systems	3,798,730	28,304,691
Hyundai Fire & Marine Insurance Co. Ltd.	2,158,960	54,288,696
Jeisys Medical, Inc. (b)	2,135,054	15,299,972
Kakao Corp.	2,044,096	102,768,698
Kakao Pay Corp. (b)(d)	540,669	26,987,287
KB Financial Group, Inc.	4,727,328	215,172,830
Kia Corp.	1,925,582	104,781,454
Korea Zinc Co. Ltd.	99,216	43,644,866
LG Chemical Ltd.	107,856	60,799,992
LG Corp.	1,086,638	73,089,476
NAVER Corp.	340,605	56,514,186
NCSOFT Corp.	122,521	45,293,526
POSCO	937,236	230,023,067
S-Oil Corp.	810,620	58,405,279
Samsung Biologics Co. Ltd. (b)(c)	152,488	98,338,353
Samsung Electronics Co. Ltd.	22,011,150	1,095,043,054
Samsung SDI Co. Ltd.	247,010	138,256,023
SK Hynix, Inc.	3,927,514	283,784,928
Studio Dragon Corp. (b)	216,096	14,178,234
TOTAL KOREA (SOUTH)		2,796,298,850
Luxembourg - 0.5%
Adecoagro SA (d)	388,018	3,278,752
Globant SA (b)	313,348	50,818,779
Tenaris SA sponsored ADR	1,857,200	65,837,740
TOTAL LUXEMBOURG		119,935,271
Mauritius - 0.0%
Jumo World Ltd. (b)(f)	2,021	2,158,367
Mexico - 3.4%
CEMEX S.A.B. de CV sponsored ADR (b)	50,597,400	270,190,116
Corporacion Inmobiliaria Vesta S.A.B. de CV	15,319,584	41,849,096
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,803,700	82,931,140
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	283,759	77,182,448
Grupo Aeroportuario Norte S.A.B. de CV	4,411,100	40,223,572
Grupo Financiero Banorte S.A.B. de CV Series O	29,036,678	240,845,370
Wal-Mart de Mexico SA de CV Series V	25,175,500	98,613,679
TOTAL MEXICO		851,835,421
Netherlands - 0.1%
CTP BV (c)	231,577	3,338,323
X5 Retail Group NV GDR (Reg. S) (b)(f)	6,393,700	1,334,941
Yandex NV Series A (b)(d)(f)	6,677,608	22,903,127
TOTAL NETHERLANDS		27,576,391
Panama - 0.2%
Copa Holdings SA Class A (b)(d)	512,400	47,181,792
Philippines - 0.2%
Ayala Land, Inc.	35,931,324	19,340,175
SM Investments Corp.	2,494,000	42,087,365
TOTAL PHILIPPINES		61,427,540
Poland - 0.2%
CD Projekt RED SA (d)	1,345,783	43,284,274
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (b)(f)	10,986,900	2,509,847
LSR Group OJSC (b)(f)	98,230	130,952
LUKOIL PJSC sponsored ADR (f)	2,479,000	701,284
Novatek PJSC GDR (Reg. S) (b)(f)	648,900	165,774
Sberbank of Russia (b)(f)	12,899,053	105,105
Sberbank of Russia sponsored ADR (b)(f)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (f)	6,035,400	142,496
TOTAL RUSSIA		4,104,943
Saudi Arabia - 2.8%
Al Rajhi Bank	10,102,715	220,736,112
Alinma Bank	12,652,600	110,748,177
Bupa Arabia for Cooperative Insurance Co.	2,544,832	106,051,619
Saudi Arabian Oil Co. (c)	1,704,110	14,961,477
Saudi Tadawul Group Holding Co.	1,358,097	58,622,892
The Saudi National Bank	14,218,300	179,196,800
TOTAL SAUDI ARABIA		690,317,077
Singapore - 0.8%
CapitaLand Investment Ltd.	9,990,300	30,266,723
First Resources Ltd.	63,998,146	75,005,061
United Overseas Bank Ltd.	4,107,500	93,366,101
TOTAL SINGAPORE		198,637,885
South Africa - 3.2%
Capitec Bank Holdings Ltd.	1,145,161	117,921,967
Discovery Ltd. (b)	7,390,788	58,616,594
FirstRand Ltd.	38,942,861	144,245,252
Impala Platinum Holdings Ltd.	16,636,802	192,518,396
Naspers Ltd. Class N	798,071	154,298,251
Pick 'n Pay Stores Ltd. (a)	37,397,384	119,929,542
TOTAL SOUTH AFRICA		787,530,002
Taiwan - 8.9%
ECLAT Textile Co. Ltd.	2,703,000	45,039,718
eMemory Technology, Inc.	657,513	36,019,204
GlobalWafers Co. Ltd.	1,064,692	18,663,924
MediaTek, Inc.	6,484,189	156,528,760
Taiwan Semiconductor Manufacturing Co. Ltd.	102,155,886	1,801,164,486
Uni-President Enterprises Corp.	36,352,000	81,597,295
Unimicron Technology Corp.	6,749,384	31,047,240
Wiwynn Corp.	1,360,473	34,142,331
TOTAL TAIWAN		2,204,202,958
Thailand - 0.7%
Carabao Group PCL (For. Reg.)	28,723,500	90,513,879
Land & House PCL (For. Reg.)	53,710,500	16,233,919
PTT Global Chemical PCL (For. Reg.)	42,504,700	64,075,684
TOTAL THAILAND		170,823,482
Turkey - 0.2%
Bim Birlesik Magazalar A/S JSC	8,925,000	59,075,322
United Kingdom - 1.3%
Antofagasta PLC	4,744,744	101,343,586
Helios Towers PLC (b)	13,308,800	17,556,297
OPT Machine Vision Tech Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/3/23 (b)(c)	461,129	10,650,170
Prudential PLC	12,230,948	203,218,078
TOTAL UNITED KINGDOM		332,768,131
United States of America - 2.2%
Airbnb, Inc. Class A (b)	181,900	20,210,909
Dlocal Ltd. (b)	2,119,444	35,161,576
FirstCash Holdings, Inc.	1,778,854	163,974,762
Legend Biotech Corp. ADR (b)	407,900	20,598,950
Li Auto, Inc. ADR (b)(d)	7,622,896	189,810,110
MercadoLibre, Inc. (b)	88,103	104,110,434
TOTAL UNITED STATES OF AMERICA		533,866,741
TOTAL COMMON STOCKS (Cost $20,708,527,615)		23,587,782,383

Preferred Stocks - 3.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (e)(f)	70,500	19,388,910
China - 0.4%
ByteDance Ltd. Series E1 (b)(e)(f)	399,541	79,077,155
dMed Biopharmaceutical Co. Ltd. Series C (b)(e)(f)	769,712	8,451,438
		87,528,593
India - 0.1%
Meesho Series F (b)(e)(f)	431,274	34,169,839
TOTAL CONVERTIBLE PREFERRED STOCKS		141,087,342
Nonconvertible Preferred Stocks - 2.6%
Brazil - 2.1%
Ambev SA sponsored ADR	33,136,721	88,143,678
Companhia de Transmissao de Energia Eletrica Paulista (PN)	7,985,900	35,978,475
Metalurgica Gerdau SA (PN)	52,885,922	150,959,756
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.) (d)	12,417,700	128,150,664
sponsored ADR	10,556,335	122,453,486
		525,686,059
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (b)(e)(f)	22,959	13,130,941
Series A (b)(e)(f)	5,737	3,281,162
Series B (b)(e)(f)	6,242	3,569,987
Series B2 (b)(e)(f)	5,049	2,887,675
Series C (b)(e)(f)	9,391	5,370,995
Series C1 (b)(e)(f)	1,978	1,131,278
Series D (b)(e)(f)	2,116	1,210,204
		30,582,242
Korea (South) - 0.3%
Hyundai Motor Co. Series 2	972,374	68,011,130
United States of America - 0.1%
Gupshup, Inc. (b)(e)(f)	566,129	10,303,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS		634,582,979
TOTAL PREFERRED STOCKS (Cost $603,576,973)		775,670,321

Government Obligations - 0.1%
	Principal Amount (g)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.05% to 4.38% 2/2/23 to 3/30/23 (Cost $25,065,481)	25,120,000	25,063,517

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (h)	281,811,252	281,867,614
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	633,210,822	633,274,143
TOTAL MONEY MARKET FUNDS (Cost $915,123,278)		915,141,757

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $22,252,293,347)	25,303,657,978
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(635,358,854)
NET ASSETS - 100.0%	24,668,299,124

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,445,128,066 or 5.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $202,257,666 or 0.8% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	35,678,747

ByteDance Ltd. Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd. Series F	1/28/22	22,206,259

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333

Gupshup, Inc.	6/08/21	12,944,653

Meesho Series F	9/21/21	33,066,770

Pine Labs Private Ltd.	6/30/21	3,581,693

Pine Labs Private Ltd. Series 1	6/30/21	8,560,493

Pine Labs Private Ltd. Series A	6/30/21	2,139,098

Pine Labs Private Ltd. Series B	6/30/21	2,327,392

Pine Labs Private Ltd. Series B2	6/30/21	1,882,570

Pine Labs Private Ltd. Series C	6/30/21	3,501,528

Pine Labs Private Ltd. Series C1	6/30/21	737,517

Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	723,008,581	4,493,006,234	4,934,147,201	4,735,080	-	-	281,867,614	0.6%
Fidelity Securities Lending Cash Central Fund 4.38%	429,041,537	1,500,776,856	1,296,544,250	1,574,842	-	-	633,274,143	2.1%
Total	1,152,050,118	5,993,783,090	6,230,691,451	6,309,922	-	-	915,141,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
JK Cement Ltd.	153,502,664	-	11,151,499	-	(2,999,613)	5,967,568	145,319,120
LOG Commercial Properties e Participacoes SA	24,979,870	-	5,346,790	-	(3,206,447)	(1,673,489)	-
Pick 'n Pay Stores Ltd.	119,922,945	287,923	-	825,160	-	(281,326)	119,929,542
Titan Cement International Trading SA	65,636,709	-	-	-	-	26,960,575	92,597,284
Zai Lab Ltd.	25,948,841	3,264,891	1,915,184	-	(3,876,850)	27,293,168	50,714,866
Zai Lab Ltd. ADR	1,098,404	-	1,681,573	-	(196,203)	779,372	-
Total	391,089,433	3,552,814	20,095,046	825,160	(10,279,113)	59,045,868	408,560,812

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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